PROVISION FOR LITIGATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provision for legal litigation		$ 22,175	$ 22,175
Assets	$ 38,136		41,560
Property, plant and equipment	7,380		$ 9,044
San Pedro [Member]
IfrsStatementLineItems [Line Items]
Assets	2,500
Property, plant and equipment	800
Value added tax recoverable	1,300
Other financial assets	$ 400
Platosa Project Net Smelter Return [Member]
IfrsStatementLineItems [Line Items]
Minimum payment for plaintiff	$ 2.5
Interest rate of plaintiff	3.00%
Payment for royalty	$ 500
Description of plaintiff an award of damages	The Plaintiff was initially awarded damages of $700 in the court of first instance in Torreón, Coahuila. Both San Pedro and the Plaintiff appealed the decision to the Second District State Court in the Judicial District of Torreón. That Court confirmed the initial decision but, subsequently, pursuant to an order obtained by the Plaintiff, granted the Plaintiff an award of $22,175 (the “Judgment”), which in the view of management is multiple times greater than any income the applicable NSR royalty could produce even in the event of commercial production. San Pedro’s appeal of this decision to the federal courts of Mexico was dismissed on July 1, 2021, a decision that was formally communicated to the Company in August 2021, and as the Judgment is not subject to further legal appeal in Mexico, the Company recorded a Provision for litigation of $22,175 in Q3, 2021.